MAINSTAY GROUP OF FUNDS

Supplement dated March 15, 2019 (“Supplement”) to:

MainStay Equity Funds, MainStay Fixed Income and Mixed Asset Funds, MainStay Target Date Funds
and MainStay Asset Allocation Funds Prospectuses,
each dated February 28, 2019, as supplemented

MainStay Cushing Funds Prospectus, dated March 31, 2018, as supplemented

and

MainStay MacKay Short Term Municipal Fund Prospectus, dated August 28, 2018, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus.

Effective June 30, 2019, in the “Shareholder Guide” section of each Prospectus under “Before You Invest — Deciding Which Class Of Shares To Buy; Class I Share Considerations,” the following is added after the end of the text in the third bullet under “Institutional Investor:”

(iii) brokerage accounts held at a broker that charges such clients transaction fees.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MS16MULTIb-03/19